Commitments and Contingencies - Schedule of Future Rental Commitments Under Operating Leases (Details) - Feb. 28, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	¥ 52,584	$ 8,310
2020	44,708	7,065
2021	39,589	6,256
2022	34,109	5,390
2023	27,757	4,386
Thereafter	30,145	4,764
Total	¥ 228,892	$ 36,171